Share-based compensation - Other One-Time Award Package (Details)	Feb. 09, 2022 USD ($) EquityInstruments item	Jul. 01, 2021 USD ($) EquityInstruments item	Jun. 01, 2021 USD ($) EquityInstruments	Jan. 20, 2021 USD ($) EquityInstruments
Sign-On RSU Award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value | $			$ 31.90
Number granted | EquityInstruments			6,269
Vesting period			12 months
Supervisory Board Award (Restricted Shares)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value | $	$ 16.02	$ 30.68		$ 31
Number of Supervisory Board Members that have been granted awards | item	4	2
Number granted | EquityInstruments	22,880	7,393		15,384